FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 62,804,339	$ 58,812,193	$ 62,887,204
Cash flows from financing activities:
Dividends paid to shareholders	(625,826)	(728,181)	(766,537)
Dividends paid to non-controlling interest	(662,266)	(667,330)	(915,933)
Issuance of debt securities	528,863	2,224,164	1,111,819
Payment of outstanding debt securities	(1,513,644)	(1,725,323)	(3,934,469)
Payment of obligations under financial lease	(429,493)	(409,118)	(384,499)
Equity transaction	(6)	(55,000)
Discontinued operation	37,780	(2,223)	1,352,734
Net cash used in financing activities	(2,664,592)	(1,363,011)	(3,536,885)
Liabilities - related to other changes:
Accrued interest	1,839,135	2,077,081	2,422,386
Interest paid	(1,909,922)	(2,004,790)	(2,373,782)
Discontinued operation	(1,323,757)
Effects of changes in foreign exchange rates	(2,627,429)	2,343,154	(3,698,046)
Other changes	570,715	283,548	1,025,316
Total liabilities related to other changes	(3,451,258)	2,698,993	(2,624,126)
Total equity related to other changes	3,018,712	2,656,164	2,086,000
Balance at end of period	59,707,201	62,804,339	58,812,193
Issued capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	23,744	23,744	23,744
Liabilities - related to other changes:
Balance at end of period	23,744	23,744	23,744
Additional paid-in capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	9,508,062	9,571,374	9,571,374
Cash flows from financing activities:
Equity transaction	870	(4,904)
Net cash used in financing activities	870	(4,904)
Liabilities - related to other changes:
Other changes		(58,408)
Total liabilities related to other changes		(58,408)
Total equity related to other changes	(5,975)
Balance at end of period	9,502,957	9,508,062	9,571,374
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,163,434	7,731,773	8,018,417
Liabilities - related to other changes:
Dividends declared	(655,320)	(569,843)	(1,025,718)
Other changes			42,850
Total liabilities related to other changes	(655,320)	(569,843)	(982,868)
Total equity related to other changes	1,733,243	1,001,504	696,224
Balance at end of period	9,241,357	8,163,434	7,731,773
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	15,711,661	14,737,744	14,354,689
Cash flows from financing activities:
Equity transaction	(876)	(50,096)
Net cash used in financing activities	(876)	(50,096)
Liabilities - related to other changes:
Dividends declared	(689,168)	(618,579)	(1,014,789)
Other changes	6,653	9,755	8,068
Total liabilities related to other changes	(682,515)	(608,824)	(1,006,721)
Total equity related to other changes	1,268,666	1,632,837	1,389,776
Balance at end of period	16,296,936	15,711,661	14,737,744
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	315,324	527,984	220,815
Cash flows from financing activities:
Dividends paid to shareholders	(625,826)	(728,181)	(766,537)
Dividends paid to non-controlling interest	(662,266)	(667,330)	(915,933)
Net cash used in financing activities	(1,288,092)	(1,395,511)	(1,682,470)
Liabilities - related to other changes:
Dividends declared	1,344,488	1,188,422	2,040,507
Other changes	(39,721)	(27,394)	(50,868)
Total liabilities related to other changes	1,304,767	1,161,028	1,989,639
Total equity related to other changes	22,778	21,823
Balance at end of period	354,777	315,324	527,984
Bonds issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	26,215,847	23,427,826	28,362,221
Cash flows from financing activities:
Issuance of debt securities	528,863	2,224,164	1,111,819
Payment of outstanding debt securities	(1,513,644)	(1,725,323)	(3,934,469)
Discontinued operation	46,577	5,299	1,359,902
Net cash used in financing activities	(938,204)	504,140	(1,462,748)
Liabilities - related to other changes:
Accrued interest	1,598,510	1,831,715	2,212,345
Interest paid	(1,669,331)	(1,764,802)	(2,171,231)
Discontinued operation	(1,294,172)
Effects of changes in foreign exchange rates	(2,476,554)	2,200,477	(3,525,280)
Other changes	20,890	16,491	12,519
Total liabilities related to other changes	(3,820,657)	2,283,881	(3,471,647)
Balance at end of period	21,456,986	26,215,847	23,427,826
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,866,267	2,791,748	2,335,944
Cash flows from financing activities:
Payment of obligations under financial lease	(429,493)	(409,118)	(384,499)
Discontinued operation	(8,797)	(7,522)	(7,168)
Net cash used in financing activities	(438,290)	(416,640)	(391,667)
Liabilities - related to other changes:
Accrued interest	240,625	245,366	210,041
Interest paid	(240,591)	(239,988)	(202,551)
Discontinued operation	(29,585)
Effects of changes in foreign exchange rates	(150,875)	142,677	(172,766)
Other changes	582,893	343,104	1,012,747
Total liabilities related to other changes	402,467	491,159	847,471
Balance at end of period	$ 2,830,444	$ 2,866,267	$ 2,791,748